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Stradley Ronon Stevens & Young, LLP

Suite 2600

2005 Market Street

Philadelphia, PA 19103-7018

Telephone  215.564.8000

Fax  215.564.8120

www.stradley.com

July 15, 2016

VIA EDGAR TRANSMISSION

Filing Desk

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC  20549

               RE:  Franklin Federal Tax-Free Income Fund

                File Nos.:  002-75925 and 811-03395

Dear Sir or Madam:

            In connection with the registration by Franklin Federal Tax-Free Income Fund (the “Registrant”), an investment company registered under the Investment Company Act of 1940, as amended, of an indefinite number of its securities under the Securities Act of 1933, as amended (“1933 Act”), we are transmitting herewith the Registrant’s registration statement on Form N-14 (“Registration Statement”). This Registration Statement is being filed to register Class A, Class C and Advisor Class shares of the Registrant, that will be issued to shareholders of the Franklin Insured Tax-Free Income Fund (the “Insured Tax-Free Fund”), in connection with a transfer of substantially all of the assets of the Insured Tax-Free Fund to the Registrant, pursuant to an Agreement and Plan of Reorganization included in the Registration Statement that will be voted on by shareholders of the Insured Tax-Free Fund at a meeting of shareholders.

Pursuant to Rule 488 under the 1933 Act, the Registrant hereby proposes that the Registration Statement become effective on September 1, 2016.  Upon effectiveness, the Registrant intends to make a Rule 485(b) amendment to the Registration Statement in order to incorporate by reference to the definitive versions of the prospectus and statement of additional information dated September 1, 2016 of the Registrant and to make other non-material changes.  The Registrant has previously registered an indefinite number of its shares under the 1933 Act pursuant to an election under Rule 24f-2.  No filing fee is, therefore, due at this time.

If you have any questions or comments regarding this filing, please telephone me at (215) 564-8149, or in my absence, please contact Amy Smith at (215) 564-8104.

Very truly yours,

/s/ Kenneth L. Greenberg

Kenneth L. Greenberg, Esq.

Philadelphia ● Washington ● New York ● Chicago

A Pennsylvania Limited Liability Partnership